Other Non-Operating Income - Schedule of Others, Non-Operating Income (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Others, Non-Operating Income [Abstract]
Rental income	[1]	$ 21,239	$ 22,573
Tax subsidies and deductions		15	2,119
Government subsidies		282	13,830
Others income	[2]	26,925	349,294
Total		$ 48,461	$ 387,816

[1]	Rental income for the six months ended March 31, 2026 was generated from the operating lease of part of warehouse located in Saitama, Japan. Due to the decline in business, the company has leased out part of its warehouse to others.
[2]	Others income obtained the gain of $347,278 from cleaning up the current accounts due to the deregistration of HQT for the six months ended March 31, 2025.